INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Balances (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 99,866,733	$ 102,410,945	$ 86,809,069	$ 77,197,781
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 18,561,835	$ 18,743,604
Ownership interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 17,896,839	$ 21,727,894
Ownership interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 1,313,498	$ 1,228,256
Ownership interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 65,301	$ 94,706
Ownership interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 24,636,945	$ 22,979,029
Ownership interest	40.00%	40.00%
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 6,250,481	$ 6,244,839
Ownership interest	7.52%	7.52%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method	$ 31,141,834	$ 31,392,617
Ownership interest	35.00%	35.00%